SCHEDULE OF TRADE AND OTHER RECEIVABLES (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-Current
Other receivables	$ 487,282	$ 500,000
Current
Trade receivables	103,859	18,782
Prepayments	338,796	39,847
Prepaid consumables	1,067,502	838,825
Goods and services tax receivable	5,246	2,892
Sundry deposits	29,134	30,456
Other receivables	21,808	63,123
Interest receivables	1,141	36,411
Total	$ 1,567,486	$ 1,030,336